Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution defined contribution plans	$ 41,000,000	$ 39,300,000	$ 46,500,000
Defined Benefit Postretirement Health Coverage
Defined Benefit Plan Disclosure [Line Items]
Services attained by employees for eligibility, years		15 years
Services attained by employees for eligibility, retiring age		55
Rabbi Trust
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	81,900,000	71,400,000
U.S. qualified and supplemental plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation reduced		7,700,000
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	1,277,700,000	1,094,100,000	982,100,000
Projected benefit obligation reduced		(9,400,000)
Prior service costs, amortization period (years)	10 years
Expected long-term rate of return on plan assets	7.75%
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.25%	4.75%
U.S. Plan | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	18.00%
U.S. Plan | Qualified Defined Benefit Pension Plans | Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	0
U.S. Plan | Qualified Defined Benefit Pension Plans | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	185,000,000
U.S. Plan | U.S. | Preferred and Common Stock
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	111,500,000	99,400,000
Target allocation of plan assets	26.00%
U.S. Plan | Non U.S. | Preferred and Common Stock
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	55,900,000	42,900,000
Target allocation of plan assets	21.00%
U.S. Plan | U.S. Government Sponsored Agency | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	35.00%
U.S. Plan | Private Equity Funds | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.00%
U.S. Plan | Private Equity Funds | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Equity target allocation of plan assets	20.00%
U.S. Plan | Hedge Fund | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.00%
U.S. Plan | Global Real Estate Fund | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.00%
U.S. Plan | Commodity Linked Fund | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	3.00%
U.S. Plan | Derivative Financial Instruments, Assets
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	0	0
Supplemental Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation reduced		1,700,000
Prior service costs, amortization period (years)	9 years
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.25%	4.75%
Other Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation reduced	26,700,000
Amortization from AOCI of the net gain	1,200,000
Amortization from AOCI of the prior service benefit	3,000,000
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.25%	4.75%
Ultimate health care rate	5.00%
Other Postretirement Plan | Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	8.50%
Year in which ultimate trend rate will be reached	2018
Other Postretirement Plan | Prescription Drug Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	8.50%
Year in which ultimate trend rate will be reached	2019
Pension Plans, Defined Benefit | Fiscal 2013
Defined Benefit Plan Disclosure [Line Items]
Amortization from AOCI of the net gain	50,100,000
Amortization from AOCI of the prior service benefit	100,000
Employee Group Waiver Plan
Defined Benefit Plan Disclosure [Line Items]
Employee Group Waiver Plan (EGWP), effective date	January 2013
Reduction in postretirement health care plan liability	26,700,000
Increase in net actuarial gain	$ 3,300,000